Simplify Nasdaq 100 PLUS Downside Convexity ETF
Schedule of Investments
March 31, 2021 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 98.2%
Invesco QQQ Trust Series 1(a)
(Cost $1,229,139) ........................................................... 4,063 $ 1,296,625
Num ber of
Contracts Notional Amount
Purchased Options – 1.7%
Puts – Exchange-Traded – 1.7%
Invesco QQQ Trust Series 1, June Strike Price $100, Expires 6/17/22 ...... 118 $ 1,180,000 6,018
NASDAQ 100 Index, June Strike Price $5,000, Expires 6/18/21 ........... 3 1,500,000 615
NASDAQ 100 Index, June Strike Price $5,500, Expires 6/18/21 ........... 2 1,100,000 770
NASDAQ 100 Index, September Strike Price $7,000, Expires 9/17/21 ...... 1 700,000 3,000
NASDAQ 100 Index, December Strike Price $4,000, Expires 12/17/21 ..... 3 1,200,000 3,615
NASDAQ 100 Index, March Strike Price $7,000, Expires 3/18/22 .......... 1 700,000 8,218
22,236
Total Purchased Options (Cost $42,730) ........................................................... 22,236
Total Investments – 99.9%
(Cost $1,271,869) ........................................................................... $ 1,318,861
Other Assets in Excess of Liabilities – 0.1% ......................................................... 1,583
Net Assets – 100.0% .......................................................................... $ 1,320,444
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.invesco.com.
Summary of Schedule of Investments
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 98.2%
Purchased Options ............................................................................... 1.7%
Total Investments ................................................................................ 99.9%
Other Assets in Excess of Liabilities .................................................................. 0.1%
Net Assets ..................................................................................... 100.0%